Investments In Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Parenthetical) (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Deer Park Refining Limited Partnership
Disclosure of Investments in Associates and Other [Line Items]
Ownership percentage	100.00%	49.995%